Financial Instruments - Fair Value Hierarchy (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	$ 6.9	$ 2.9
Financial assets	575.4	394.1
Level 1
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	0.0	0.0
Derivative liabilities	0.0	0.0
Financial assets	41.3	156.5
Level 2
Disclosure of Financial Assets and Liabilities [Line Items]
Derivative assets	6.9	2.9
Derivative liabilities	(0.1)	(1.8)
Financial assets	24.3	29.8
Investments | Level 1
Disclosure of Financial Assets and Liabilities [Line Items]
Fair Value	41.3	35.3
Investments | Level 2
Disclosure of Financial Assets and Liabilities [Line Items]
Fair Value	0.0	0.0
Long-term investments | Level 1
Disclosure of Financial Assets and Liabilities [Line Items]
Fair Value	0.0	121.2
Long-term investments | Level 2
Disclosure of Financial Assets and Liabilities [Line Items]
Fair Value	0.0	0.0
Trade receivables from provisional concentrates sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	17.5	28.7
Trade receivables from provisional concentrates sales | Level 1
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
Trade receivables from provisional concentrates sales | Level 2
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 17.5	$ 28.7